Loans payable and notes payable (Detail Textuals) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	May 09, 2019	Aug. 07, 2015	May 24, 2011	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current borrowings					$ 27,718
Principal repayments	$ 15,000
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		3.65%	4.15%
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras
Disclosure of detailed information about borrowings [line items]
Loan agreement amount			$ 150,000
Financing cost			3,750
Net proceeds from loan agreement			$ 146,250
Borrowing maturity			5 years
Principal repayment grace period		1 year
Current borrowings		$ 48,000
Borrowing, extended maturity		5 years
Principal repayments				34,500	6,000
Amortized cost borrowing effective interest rate		4.71%
Amortization expense of borrowing transaction cost				218	200
Interest payment				$ 868	$ 2,177
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Description of interest rate basis		3M LIBOR	3M LIBOR
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | Corona
Disclosure of detailed information about borrowings [line items]
Percentage of acquisition			81.84%
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | Tranche 1 quarterly principal repayments beginning in November 2016 Till August 2020
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 24,000
Principal repayments		1,500
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | Tranche 2 Due in Full August 2020
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 24,000